Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2018
Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of stock options are as follows:

		2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2017 and March 1, 2016	$1.92	3,765,000	$2.50	4,242,025
Granted (i)	1.90	7,501,980	1.54	881,000
Exercised (note 12 (d))	1.72	(149,000)	—	—
Forfeited	1.54	(816,434)	2.69	(456,461)
Expired	2.93	(210,000)	3.84	(901,564)
Options outstanding at March 31, 2018 and 2017	$1.92	10,091,546	$1.92	3,765,000

Options exercisable at March 31, 2018 and 2017	$1.97	2,322,668	$2.07	2,115,666

(i)	Of the 7,501,980 options granted, 2,095,333 options have restrictions on their exercise subject to shareholder approval as required by the rules of the Toronto Stock Exchange.

Schedule of Number and Contractual Life
				2018

	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.24 - $1.82	3.47	1,825,973	672,668	$1.66
$1.83 - $1.91	4.35	420,000	350,000	1.83
$1.92 - $2.05	4.69	6,470,573	—	—
$2.06 - $2.15	4.70	75,000	—	—
$2.16	3.64	1,300,000	1,300,000	2.16
	4.32	10,091,546	2,322,668	$1.97

Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of options granted, including 2,095,333 options issued during the year ended March 31, 2018 for which the fair value is revaluated at each reporting date until shareholder approval, has been estimated according to the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the year ended March 31, 2018 and the thirteen-month period ended March 31, 2017:

	2018	2017

Exercise price	$1.90	$1.54
Share price	$1.81	$1.54
Dividend	‒	‒
Risk-free interest	1.50%	0.67%
Estimated life (years)	3.93	3.50
Expected volatility	48.60%	49.46%

Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Contractual Life
2018
	Options outstanding		Exercisable options
Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.55	2.55	325,000	325,000	$1.55

Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of performance options are as follows:

	2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2017 and March 1, 2016	$1.55	475,000	$1.55	625,000
Forfeited	1.55	(150,000)	1.55	(150,000)
Options outstanding at March 31, 2018 and 2017	$1.55	325,000	$1.55	475,000

Options exercisable at March 31, 2018 and 2017	$1.55	325,000	$—	—

Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price
	2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	DSUs	price	DSUs

DSUs outstanding at April1, 2017 and March 1, 2016	$1.60	425,354	$1.72	75,000
Granted	1.27	201,342	1.57	350,354
Released through the issuance of common shares (note 12 (c))	1.43	(55,944)	—	—
DSUs outstanding at March 31, 2018 and 2017	$1.50	570,752	$1.60	425,354

DSUs exercisable at March 31, 2018 and 2017	$1.48	374,670	$1.59	240,004

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of warrants are as follows:

	2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	warrants	price	warrants

Warrants outstanding at April 1, 2017 and March 1, 2016	$21.50	24,174	$12.84	292,047
Forfeited	21.50	(465)	11.86	(129,122)
Expired	21.50	(23,709)	12.25	(138,751)
Warrants outstanding and exercisable at March 31, 2018 and 2017	$—	—	$21.50	24,174